Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Life and health premiums, net	$ 139	[1]	$ (20,459)	[1]	$ 3,409	[1]
Contract charges	46		460		501
Net investment income	176		1,928		2,175
Net realized investment gains			4,319		119
Other income	293
Total revenues	654		(13,752)		6,204
Benefits and expenses
Life and health insurance claims and benefits, net	179	[1]	(20,028)	[1]	2,268	[1]
Interest credited to policyholder account balances	9		158		164
Operating and other expenses	86		1,087		1,040
Total benefits and expenses	274		(18,783)		3,472
Income (loss) before income taxes	380		5,031		2,732
Income tax expense (benefit)	249		1,679		921
Net income (loss)	131		3,352		1,811
Change in unrealized gains (losses), net of tax expense (benefit)	(154)	[2]	390	[2]	1,334	[2]
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)		[3]	(2,654)	[3]	(117)	[3]
Other Comprehensive Income (Loss)	(154)		(2,264)		1,217
Total Comprehensive Income (Loss)	$ (23)		$ 1,088		$ 3,028

[1]	See Note 7.
[2]	Change in unrealized gains (losses), net of tax expense (benefit) (2013 - ($105); 2012 - $210; 2011 - $716).
[3]	Reclassification adjustment for (gains) included in net income, net of tax (benefit) - (2012 - ($1,429); 2011 - ($63)).